Schedule of Investments - March 31, 2021
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

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COMMON STOCKS - 96.93%	Held	Value
COMMUNICATION SERVICES - 0.85%
Media - 0.85%
Emerald Holding, Inc. (a)	278,650	$1,538,147
Entravision Communications Corp.	93,665	378,407
MDC Partners, Inc. (a)	113,100	352,872
MSG Networks, Inc. (a)	36,600	550,464
TEGNA, Inc.	17,767	334,553
TOTAL COMMUNICATION SERVICES		3,154,443

CONSUMER DISCRETIONARY - 13.48%
Auto Components - 1.59%
Adient PLC (a)	38,205	1,688,660
Cooper Tire & Rubber Company	27,759	1,553,949
The Goodyear Tire & Rubber Company (a)	91,710	1,611,345
Motorcar Parts of America, Inc. (a)	46,669	1,050,053
		5,904,007
Diversified Consumer Services - 0.41%
H&R Block, Inc.	69,400	1,512,920

Hotels, Restaurants & Leisure - 1.30%
Brinker International, Inc. (a)	9,170	651,620
Hilton Grand Vacations, Inc. (a)	36,452	1,366,585
International Game Technology PLC (a)	39,600	635,580
Jack in the Box, Inc.	10,300	1,130,734
Travel + Leisure Company	17,480	1,069,077
		4,853,596
Household Durables - 3.41%
Century Communities, Inc. (a)	18,496	1,115,679
Ethan Allen Interiors, Inc.	54,705	1,510,405
Green Brick Partners, Inc. (a)	14,450	327,726
Hooker Furniture Corp.	31,975	1,165,809
KB Home	8,600	400,158
La-Z-Boy, Inc.	17,100	726,408
LGI Homes, Inc. (a)	8,200	1,224,342
M/I Homes, Inc. (a)	27,623	1,631,690
Meritage Homes Corp. (a)	16,500	1,516,680
Taylor Morrison Home Corp. (a)	51,510	1,587,023
Tri Pointe Homes, Inc. (a)	73,341	1,493,223
		12,699,143
Internet & Catalog Retail - 0.10%
PetMed Express, Inc.	10,600	372,855

Leisure Products - 0.29%
Johnson Outdoors, Inc.	7,600	1,084,900

Multiline Retail - 0.52%
Big Lots, Inc.	11,640	795,012
Dillard's, Inc.	4,810	464,502
Franchise Group, Inc.	18,500	668,035
		1,927,549
Specialty Retail - 5.20%
American Eagle Outfitters, Inc.	25,600	748,544
Asbury Automotive Group, Inc. (a)	7,264	1,427,376
The Cato Corp. (a)	84,500	1,014,000
Foot Locker, Inc.	13,500	759,375
Genesco, Inc. (a)	33,930	1,611,674
Group 1 Automotive, Inc.	9,028	1,424,528
Hibbett Sports, Inc. (a)	16,973	1,169,270
MarineMax, Inc. (a)	14,300	705,848
The Michaels Companies, Inc. (a)	54,900	1,204,506
The ODP Corp. (a)	32,001	1,385,323
OneWater Marine, Inc. (a)	28,700	1,146,852
Penske Automotive Group, Inc.	9,400	754,256
Rent-A-Center, Inc.	21,300	1,228,158
Sonic Automotive, Inc.	28,750	1,425,138
Sportsman's Warehouse Holdings, Inc. (a)	91,700	1,580,908
Tilly's, Inc. (a)	30,100	340,732
Urban Outfitters, Inc. (a)	20,910	777,643
Zumiez, Inc. (a)	15,100	647,790
		19,351,921
Textiles, Apparel & Luxury Goods - 0.66%
Culp, Inc.	21,600	332,424
G-III Apparel Group Ltd. (a)	22,040	664,286
Rocky Brands, Inc.	7,900	427,074
Vera Bradley, Inc. (a)	103,900	1,049,390
		2,473,174
TOTAL CONSUMER DISCRETIONARY		50,180,065

CONSUMER STAPLES - 2.36%
Food & Staples Retailing - 1.14%
Ingles Markets, Inc.	18,400	1,134,360
Natural Grocers by Vitamin Cottage, Inc.	41,800	733,590
Sprouts Farmers Market, Inc. (a)	34,400	915,728
Village Super Market, Inc.	27,786	654,916
Weis Markets, Inc.	14,500	819,540
		4,258,134
Food Products - 0.30%
B&G Foods, Inc. (l)	35,900	1,115,054

Household Products - 0.44%
Central Garden & Pet Company (a)	21,500	1,247,215
Energizer Holdings, Inc.	7,900	374,934
		1,622,149
Personal Products - 0.48%
Nu Skin Enterprises, Inc.	13,450	711,371
USANA Health Sciences, Inc. (a)	11,000	1,073,600
		1,784,971
TOTAL CONSUMER STAPLES		8,780,308

ENERGY - 8.70%
Energy Equipment & Services - 2.90%
Cactus, Inc.	26,130	800,101
ChampionX Corp. (a)	53,900	1,171,247
Core Laboratories NV	9,800	282,142
Dril-Quip, Inc. (a)	18,500	614,755
Frank's International NV (a)	357,320	1,268,486
Helix Energy Solutions Group, Inc. (a)	194,900	984,245
Hoegh LNG Partners LP	21,060	306,212
Liberty Oilfield Services, Inc. (a)	95,900	1,082,711
NexTier Oilfield Solutions, Inc. (a)	327,588	1,218,627
Oil States International, Inc. (a)	49,500	298,485
ProPetro Holding Corp. (a)	67,850	723,281
Select Energy Services, Inc. (a)	121,200	603,576
Solaris Oilfield Infrastructure, Inc.	86,300	1,058,901
Technip Energies NV - ADR (a)	5,700	85,329
TechnipFMC PLC (a)	38,400	296,448
		10,794,546
Oil, Gas & Consumable Fuels - 5.80%
Berry Corp.	169,070	931,576
Bonanza Creek Energy, Inc. (a)	47,730	1,705,393
BP Midstream Partners LP	35,400	448,164
CVR Energy, Inc.	17,500	335,650
Denbury, Inc. (a)	37,500	1,795,875
Earthstone Energy, Inc. (a)	165,287	1,181,802
Equitrans Midstream Corp.	180,900	1,476,144
Green Plains, Inc. (a)	19,500	527,865
HollyFrontier Corp.	19,600	701,288
Kosmos Energy Ltd. (a)	332,613	1,021,122
Noble Midstream Partners LP	47,000	681,500
Northern Oil and Gas, Inc. (a)	112,400	1,357,792
Oasis Petroleum, Inc.	26,100	1,550,079
PDC Energy, Inc. (a)	31,398	1,080,091
Penn Virginia Corp. (a)	43,900	588,260
Range Resources Corp. (a)	151,200	1,561,896
Rattler Midstream LP	76,700	815,321
REX American Resources Corp. (a)	8,478	713,593
Shell Midstream Partners LP	56,300	751,042
Whiting Petroleum Corp. (a)	46,500	1,648,425
World Fuel Services Corp.	20,124	708,365
		21,581,243
TOTAL ENERGY		32,375,789

FINANCIALS - 33.50%
Banks - 20.50%
1st Source Corp.	14,406	685,437
Amalgamated Financial Corp.	36,600	607,194
Associated Banc-Corp	64,300	1,372,162
BankUnited, Inc.	32,510	1,428,815
Bar Harbor Bankshares	19,316	568,277
Berkshire Hills Bancorp, Inc.	68,700	1,533,384
BOK Financial Corp.	10,700	955,724
Brookline Bancorp, Inc.	70,676	1,060,140
Bryn Mawr Bank Corp.	12,280	558,863
Cadence BanCorp	48,800	1,011,624
Camden National Corp.	7,716	369,288
Cathay General Bancorp	25,132	1,024,883
Central Pacific Financial Corp.	27,200	725,696
CIT Group, Inc.	29,200	1,504,092
Civista Bancshares, Inc.	18,900	433,566
CNB Financial Corp.	14,100	347,001
Community Trust Bancorp, Inc.	19,410	854,622
ConnectOne Bancorp, Inc.	46,500	1,178,775
CrossFirst Bankshares, Inc. (a)	48,000	661,920
Customers Bancorp, Inc. (a)	55,344	1,761,045
Dime Community Bancshares, Inc.	44,098	1,329,114
Eagle Bancorp, Inc.	26,930	1,432,945
Equity Bancshares, Inc. (a)	31,200	854,880
FB Financial Corp.	23,925	1,063,706
Financial Institutions, Inc.	22,361	677,315
First BanCorp	126,086	1,419,728
First Busey Corp.	27,800	713,070
First Business Financial Services, Inc.	13,765	340,408
First Financial Bancorp	43,750	1,050,000
First Financial Corp.	26,663	1,200,102
First Hawaiian, Inc.	54,040	1,479,075
First Internet Bancorp	17,889	630,229
First Midwest Bancorp, Inc.	50,400	1,104,264
The First of Long Island Corp.	33,780	717,825
Flushing Financial Corp.	65,918	1,399,439
FNB Corp.	86,380	1,097,026
Fulton Financial Corp.	84,940	1,446,528
Great Southern Bancorp, Inc.	21,010	1,190,637
Great Western Bancorp, Inc.	49,086	1,486,815
Hancock Whitney Corp.	32,900	1,382,129
Hanmi Financial Corp.	89,767	1,771,102
Hilltop Holdings, Inc.	19,327	659,631
HomeTrust Bancshares, Inc.	15,049	366,443
Hope Bancorp, Inc.	102,833	1,548,664
Horizon Bancorp, Inc.	35,600	661,448
International Bancshares Corp.	14,036	651,551
Investors Bancorp, Inc.	74,164	1,089,469
Lakeland Bancorp, Inc.	62,830	1,095,127
Live Oak Bancshares, Inc.	22,055	1,510,547
Mercantile Bank Corp.	21,700	704,599
Metropolitan Bank Holding Corp. (a)	16,500	830,940
Midland States Bancorp, Inc.	49,813	1,381,813
MidWestOne Financial Group, Inc.	20,994	650,184
Northrim BanCorp, Inc.	8,684	369,157
OceanFirst Financial Corp.	48,110	1,151,753
Orrstown Financial Services, Inc.	14,479	322,882
PacWest Bancorp	40,100	1,529,815
Peapack-Gladstone Financial Corp.	39,136	1,208,520
Peoples Bancorp, Inc.	10,630	352,597
Popular, Inc.	20,000	1,406,400
Preferred Bank	17,700	1,127,136
Primis Financial Corp.	47,756	694,372
RBB Bancorp	23,832	483,075
Republic Bancorp, Inc.	11,570	512,435
S&T Bancorp, Inc.	44,000	1,474,000
Sandy Spring Bancorp, Inc.	8,475	368,069
Sierra Bancorp	13,000	348,400
Simmons First National Corp.	12,900	382,743
Synovus Financial Corp.	30,850	1,411,388
Texas Capital Bancshares, Inc. (a)	18,390	1,304,219
Towne Bank	35,100	1,067,040
TriCo Bancshares	6,594	312,358
TriState Capital Holdings, Inc. (a)	30,400	701,024
Trustmark Corp.	9,501	319,804
Umpqua Holdings Corp.	57,630	1,011,407
Univest Financial Corp.	25,350	724,757
Valley National Bancorp	50,400	692,496
Washington Trust Bancorp, Inc.	13,530	698,554
Webster Financial Corp.	23,700	1,306,107
Wintrust Financial Corp.	18,650	1,413,670
		76,273,439
Capital Markets - 2.60%
AllianceBernstein Holding LP	18,354	733,976
Brightsphere Investment Group, Inc.	53,713	1,094,671
Cowen, Inc.	44,500	1,564,176
Diamond Hill Investment Group, Inc.	4,300	670,843
Evercore, Inc.	5,310	699,539
Federated Hermes, Inc.	35,300	1,104,890
Greenhill & Company, Inc.	75,425	1,243,004
Lazard Ltd.	34,140	1,485,431
Victory Capital Holdings, Inc.	42,827	1,094,658
		9,691,188
Consumer Finance - 0.70%
Navient Corp.	92,520	1,323,961
SLM Corp.	70,770	1,271,737
		2,595,698
Insurance - 5.63%
Ambac Financial Group, Inc. (a)	62,487	1,046,032
American Equity Investment Life Holding Company	34,526	1,088,605
Argo Group International Holdings Ltd.	29,100	1,464,312
Axis Capital Holdings Ltd.	30,500	1,511,885
Brighthouse Financial, Inc. (a)	24,200	1,070,850
CNO Financial Group, Inc.	61,086	1,483,779
Employers Holdings, Inc.	29,435	1,267,471
Enstar Group Ltd. (a)	5,839	1,440,656
Global Indemnity Group LLC	22,548	668,323
The Hanover Insurance Group, Inc.	12,200	1,579,412
Horace Mann Educators Corp.	36,314	1,569,128
James River Group Holdings Ltd.	17,200	784,664
National Western Life Group, Inc.	5,355	1,333,395
ProAssurance Corp.	49,247	1,317,850
SiriusPoint Ltd. (a)	110,278	1,121,527
State Auto Financial Corp.	37,680	742,673
Stewart Information Services Corp.	28,001	1,456,892
		20,947,454
Mortgage Real Estate Investment Trusts - 0.93%
Apollo Commercial Real Estate Finance, Inc.	21,800	304,546
Arlington Asset Investment Corp. (a)	94,100	380,164
Colony Credit Real Estate, Inc.	129,982	1,107,446
Granite Point Mortgage Trust, Inc.	30,600	366,282
Great Ajax Corp.	61,334	668,541
MFA Financial, Inc.	73,000	297,110
TPG RE Finance Trust, Inc.	31,000	347,200
		3,471,289
Thrifts & Mortgage Finance - 3.14%
America First Multifamily Investors LP	66,300	366,639
Bridgewater Bancshares, Inc. (a)	18,490	298,614
Essent Group Ltd.	16,400	778,836
Federal Agricultural Mortgage Corp.	11,320	1,140,150
FS Bancorp, Inc.	5,240	352,128
HomeStreet, Inc.	22,778	1,003,826
Luther Burbank Corp.	45,745	541,163
Meridian Bancorp, Inc.	23,970	441,527
Northfield Bancorp, Inc.	45,607	726,063
Premier Financial Corp.	23,360	776,954
Provident Financial Services, Inc.	47,400	1,056,072
Radian Group, Inc.	38,900	904,425
Southern Missouri Bancorp, Inc.	11,579	456,444
Territorial Bancorp, Inc.	12,152	321,542
TrustCo Bank Corp.	141,364	1,041,853
Washington Federal, Inc.	47,644	1,467,436
		11,673,672
TOTAL FINANCIALS		124,652,740

HEALTH CARE - 1.14%
Biotechnology - 0.19%
Vanda Pharmaceuticals, Inc. (a)	47,400	711,948

Health Care Providers & Services - 0.59%
Hanger, Inc. (a)	65,800	1,501,556
MEDNAX, Inc. (a)	26,900	685,143
		2,186,699
Pharmaceuticals - 0.36%
Taro Pharmaceutical Industries Ltd. (a)	18,180	1,340,775
TOTAL HEALTH CARE		4,239,422

INDUSTRIALS - 20.61%
Aerospace & Defense - 1.41%
AAR Corp. (a)	36,240	1,509,396
Moog, Inc.	12,600	1,047,690
National Presto Industries, Inc.	11,714	1,195,648
Vectrus, Inc. (a)	27,655	1,477,883
		5,230,617
Air Freight & Logistics - 0.19%
Forward Air Corp.	7,800	692,718

Airlines - 0.19%
Spirit Airlines, Inc. (a)	18,900	697,410

Building Products - 1.36%
Apogee Enterprises, Inc.	17,700	723,576
Armstrong Flooring, Inc. (a)	145,695	712,449
Griffon Corp.	12,300	334,191
Masonite International Corp. (a)	12,441	1,433,700
Resideo Technologies, Inc. (a)	50,400	1,423,800
UFP Industries, Inc.	5,500	417,120
		5,044,836
Commercial Services & Supplies - 2.59%
ABM Industries, Inc.	16,200	826,362
ACCO Brands Corp.	185,609	1,566,539
Ennis, Inc.	56,317	1,202,368
Herman Miller, Inc.	18,414	757,736
Interface, Inc.	105,600	1,317,888
Kimball International, Inc.	51,100	715,400
Knoll, Inc.	89,856	1,483,523
Steelcase, Inc.	98,415	1,416,192
US Ecology, Inc. (a)	8,200	341,448
		9,627,456
Construction & Engineering - 2.88%
Comfort Systems USA, Inc.	15,000	1,121,550
Fluor Corp. (a)	74,730	1,725,516
Great Lakes Dredge & Dock Corp. (a)	108,000	1,574,640
Matrix Service Company (a)	47,900	627,969
MYR Group, Inc. (a)	11,644	834,525
Primoris Services Corp.	42,653	1,413,094
Sterling Construction Company, Inc. (a)	38,000	881,600
Tutor Perini Corp. (a)	59,821	1,133,608
Valmont Industries, Inc.	5,916	1,406,056
		10,718,558
Electrical Equipment - 2.77%
Acuity Brands, Inc.	5,500	907,500
Atkore, Inc. (a)	5,900	424,210
AZZ, Inc.	29,200	1,470,220
Encore Wire Corp.	22,496	1,510,156
EnerSys	15,410	1,399,228
GrafTech International Ltd.	133,380	1,631,238
Powell Industries, Inc.	21,100	714,657
Preformed Line Products Company	11,227	771,856
Thermon Group Holdings, Inc. (a)	76,783	1,496,501
		10,325,566
Machinery - 3.86%
Blue Bird Corp. (a)	45,040	1,127,351
Crane Company	9,600	901,536
EnPro Industries, Inc.	15,850	1,351,530
Flowserve Corp.	17,600	683,056
Graham Corp.	22,589	321,667
The Greenbrier Companies, Inc.	33,199	1,567,657
Hillenbrand, Inc.	28,420	1,355,918
Hyster-Yale Materials Handling, Inc.	13,927	1,213,320
Kennametal, Inc.	16,800	671,496
Meritor, Inc. (a)	44,913	1,321,340
Miller Industries, Inc.	15,220	703,012
Mueller Industries, Inc.	16,400	678,140
Mueller Water Products, Inc.	50,700	704,223
TriMas Corp. (a)	10,600	321,392
Wabash National Corp.	76,882	1,445,382
		14,367,020
Marine - 0.29%
Matson, Inc.	16,313	1,088,077

Professional Services - 3.18%
BGSF, Inc.	29,660	415,240
CBIZ, Inc. (a)	22,600	738,116
FTI Consulting, Inc. (a)	5,900	826,649
GP Strategies Corp. (a)	36,983	645,353
Heidrick & Struggles International, Inc.	42,110	1,504,169
KBR, Inc.	48,400	1,858,076
Kelly Services, Inc. (a)	54,550	1,214,829
Kforce, Inc.	5,800	310,880
Korn Ferry	25,356	1,581,454
Resources Connection, Inc.	86,085	1,165,591
TrueBlue, Inc. (a)	72,400	1,594,248
		11,854,605
Road & Rail - 0.27%
Schneider National, Inc.	12,200	304,634
Universal Logistics Holdings, Inc.	26,670	701,688
		1,006,322
Trading Companies & Distributors - 1.62%
Boise Cascade Company	20,100	1,202,583
DXP Enterprises, Inc. (a)	50,080	1,510,914
H&E Equipment Services, Inc.	10,400	395,200
Rush Enterprises, Inc.	30,747	1,532,122
WESCO International, Inc. (a)	16,152	1,397,633
		6,038,452
TOTAL INDUSTRIALS		76,691,637

INFORMATION TECHNOLOGY - 7.16%
Communications Equipment - 0.58%
Casa Systems, Inc. (a)	40,500	385,965
Comtech Telecommunications Corp.	56,700	1,408,428
NETGEAR, Inc. (a)	9,100	374,010
		2,168,403
Electronic Equipment, Instruments & Components - 3.55%
Avnet, Inc.	36,200	1,502,662
Belden, Inc.	35,870	1,591,552
ePlus, Inc. (a)	7,100	707,444
Insight Enterprises, Inc. (a)	15,968	1,523,667
Kimball Electronics, Inc. (a)	31,200	804,960
Methode Electronics, Inc.	33,359	1,400,411
PC Connection, Inc.	22,906	1,062,609
Plexus Corp. (a)	3,800	348,992
Sanmina Corp. (a)	35,595	1,472,921
ScanSource, Inc. (a)	45,333	1,357,723
Vishay Intertechnology, Inc.	59,626	1,435,794
		13,208,735
IT Services - 0.80%
BM Technologies, Inc. (a)	9,824	114,450
Cass Information Systems, Inc.	29,100	1,346,457
CSG Systems International, Inc.	6,900	309,741
Sykes Enterprises, Inc. (a)	27,100	1,194,568
		2,965,216
Semiconductors & Semiconductor Equipment - 1.02%
Diodes, Inc. (a)	18,349	1,464,984
NVE Corp.	11,400	799,140
Photronics, Inc. (a)	118,500	1,523,910
		3,788,034
Software - 0.60%
Ebix, Inc.	28,170	902,285
Xperi Holding Corp.	61,800	1,345,386
		2,247,671
Technology Hardware, Storage & Peripherals - 0.61%
Diebold Nixdorf, Inc. (a)	47,600	672,588
Super Micro Computer, Inc. (a)	41,100	1,605,366
		2,277,954
TOTAL INFORMATION TECHNOLOGY		26,656,013

MATERIALS - 3.66%
Chemicals - 1.83%
American Vanguard Corp.	50,629	1,033,338
Cabot Corp.	20,570	1,078,691
FutureFuel Corp.	20,730	301,207
Hawkins, Inc.	9,600	321,792
HB Fuller Company	6,100	383,751
PQ Group Holdings, Inc.	40,000	668,000
Tredegar Corp.	42,330	635,373
Trinseo SA	21,050	1,340,253
W.R. Grace & Company	5,700	341,202
Westlake Chemical Partners LP	28,800	691,776
		6,795,383
Metals & Mining - 1.09%
Commercial Metals Company	27,800	857,352
Kaiser Aluminum Corp.	12,967	1,432,853
Schnitzer Steel Industries, Inc.	9,100	380,289
Warrior Met Coal, Inc.	43,100	738,303
Worthington Industries, Inc.	9,950	667,546
		4,076,343
Paper & Forest Products - 0.74%
Domtar Corp.	42,180	1,558,551
Glatfelter Corp.	18,900	324,135
Mercer International, Inc.	61,050	878,510
		2,761,196
TOTAL MATERIALS		13,632,922

REAL ESTATE - 1.29%
Equity Real Estate Investment Trusts - 0.75%
Alexander's, Inc.	4,000	1,109,200
Pebblebrook Hotel Trust	42,900	1,042,041
Seritage Growth Properties (a) (l)	35,348	648,636
		2,799,877
Real Estate Management & Development - 0.54%
RE/MAX Holdings, Inc.	8,900	350,571
The RMR Group, Inc.	40,600	1,656,886
		2,007,457
TOTAL REAL ESTATE		4,807,334

UTILITIES - 4.18%
Electric Utilities - 1.61%
ALLETE, Inc.	21,076	1,416,096
Otter Tail Corp.	32,140	1,483,904
PNM Resources, Inc.	32,402	1,589,318
Portland General Electric Company	31,400	1,490,558
		5,979,876
Gas Utilities - 1.73%
South Jersey Industries, Inc.	53,344	1,204,508
Southwest Gas Holdings, Inc.	23,700	1,628,428
Spire, Inc.	19,173	1,416,693
Star Group LP	62,460	661,451
Suburban Propane Partners LP	101,917	1,510,410
		6,421,490
Multi-Utilities - 0.84%
Avista Corp.	32,061	1,530,913
NorthWestern Corp.	24,603	1,604,115
		3,135,028
TOTAL UTILITIES		15,536,394

Total common stocks (Cost $256,771,389)		360,707,067
Total long-term investments (Cost $256,771,389)		360,707,067

COLLATERAL FOR SECURITIES ON LOAN - 0.32%
Money Market Funds - 0.32%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.03%^	1,202,184	1,202,184
Total collateral for securities on loan (Cost $1,202,184)		1,202,184

	Principal
SHORT-TERM INVESTMENTS - 2.99%	Amount
Time Deposits - 2.99%
Australia and New Zealand Banking Group Ltd., 0.01%, 04/01/2021*	$11,131,986	11,131,986
Total short-term investments (Cost $11,131,986)		11,131,986

Total investments - 100.24% (Cost $269,105,559)		373,041,237

Liabilities in excess of other assets - (0.24)%		(913,377)

Net assets - 100.00%		$372,127,860

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $1,176,851.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of March 31, 2021.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$360,707,067
Money Market Funds	1,202,184
Time Deposits	11,131,986
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$373,041,237

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.